Property and Equipment, Net	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET

10. Property and Equipment, Net

Property and equipment, net consisted of the following. All property and equipment is classified as held for sale, except for $135,000 of machinery and equipment held by Cryomass Inc.

	September 30, 2021	December 31, 2020
Leasehold improvements	$2,770,385	$2,770,385
Machinery and equipment	1,207,443	1,065,885
Furniture and fixtures	43,331	43,331
Construction in progress	501,998	227,995
	4,523,157	4,107,596
Less: Accumulated depreciation	(1,392,825)	(1,392,825)
	$3,130,332	$2,714,771

Depreciation expense for the three and nine months ended September 30, 2021 was $0 and $0, respectively. Depreciation expense for the three and nine months ended September 30, 2020 was $0, and $131,110, respectively. Depreciation expense was recorded in cost of goods sold and general and administrative expense.

10. PROPERTY AND EQUIPMENT, NET

Property and equipment, net consisted of the following. All property and equipment is owned by CMI and classified as held for sale.

	December 31, 2020	December 31, 2019
Leasehold improvements	$2,770,385	$2,223,609
Machinery and equipment	1,065,885	888,786
Furniture and fixtures	43,331	43,331
Construction in progress	227,995	258,615
	4,107,596	3,414,341
Less: Accumulated depreciation	(1,392,825)	(1,261,715)
	$2,714,771	$2,152,626

Depreciation expense for the years ended December 31, 2020 and 2019 was $131,110 and $129,067, respectively. Depreciation expense was recorded in cost of goods sold and general and administrative expense and is included in discontinued operations.